Disposal of subsidiaries (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disposal Of Subsidiaries Disclosure [Abstract]
Loss on disposal closing of subsidiaries and branches		¥ 31,884
Cash consideration	¥ 15,010,000		¥ 1,275,000
Disposal of gain amount			¥ 583,000